INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)
INVENTORIES
Work in progress	¥ 13,039		¥ 2,106
Inventories	13,039	$ 1,816	2,106
Asset pledged as collateral
INVENTORIES
Inventories	¥ 0		¥ 0